Commitments and contingencies (Tables)	12 Months Ended
Mar. 31, 2020
Summary Of Operating Lease Right Of Use Asset And Lease Liability
The Bank is party to operating leases for certain of its office premises and employee residences, with a renewal at the option of the Bank.
Operating lease right-of-use assets and lease liabilities were as follows:

	As of March 31,
	2020		2020
	(In millions)
Right-of-use assets	Rs.	60,756.9	US$	805.9
Lease liabilities		65,615.1		870.3

Operating Leases of Lessee Disclosure
The total lease expenses are as follows:

	As of March 31,
	2018		2019		2020		2020
	(In millions)
The total minimum lease expense during the year recognized in the consolidated statement of income	Rs.	12,311.3	Rs.	12,700.8	Rs.	13,698.7	US$	181.7
The total operating cash flow for operating lease expenses during the year ended March 31, 2020 was Rs. 11,692.3 million (US
$
155.1 million).

Schedule of Future Minimum Rental Payments for Operating Leases
The future minimum lease payments prior to adoption of ASU 2016-02- Leases as of March 31, 2019 were as follows:

Year ending March 31,	Operating leases
	(In millions)
2020	Rs.	10,538.6
2021		9,921.4
2022		9,100.7
2023		8,137.3
2024		7,104.2
Thereafter		41,090.6

Total	Rs.	85,892.8

The future minimum lease payments subsequent to adoption of ASU 2016-02- Leases as of March 31, 2020 were as follows:

Due in fiscal year ending March 31:	Operating leases
	(In millions, except for weighted averages)
2021	Rs.	11,411.4	US$	151.4
2022		10,617.5		140.8
2023		9,808.5		130.1
2024		8,839.5		117.3
2025		8,227.8		109.1
Thereafter		48,321.0		640.9

Total lease payments	Rs.	97,225.7	US$	1,289.6
Less: imputed interest		31,610.6		419.3

Total operating lease liabilities	Rs.	65,615.1	US$	870.3

Weighted average remaining lease term (in years)		10.3		10.3
Weighted average discount rate		7.4%		7.4%

Movement in Provision for Reward Points
The movement in provision for credit card and debit card reward points as of March 31, 2019 and March 31, 2020 is as follows:

	As of March 31,
	2019		2020		2020
	(In millions)
Opening provision of reward points	Rs.	4,711.2	Rs.	6,030.9	US$	80.0
Provision made during the year		3,747.3		5,356.0		71.0
Utilization/write back of provision		(2,555.9)		(3,868.8)		(51.3)
Effect of change in rate of accrual of reward points		91.5		(176.6)		(2.3)
Effect of change in cost of reward points		36.8		—		—

Closing provision of reward points	Rs.	6,030.9	Rs.	7,341.5	US$	97.4